Subsequent Events - Additional Information (Details) - USD ($)				2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 03, 2023	Jan. 30, 2023	Jan. 27, 2023	Feb. 28, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Loan		$ 5,000,000	$ 5,000,000		$ 2,500,000						$ 2,500,000
Term of facility		6 months	6 months
Interest rate of loan		20.00%	20.00%
Proceeds on issuance of shares											$ 1,594,353	$ 644,251	$ 802,325	$ 19,032,172
Purchase warrant excercised						227,630	2,499,453		1,078,470	20,700			1,110,510	6,016,654
RSUs
Subsequent Event [Line Items]
Shares issued during period														240,000
Issuance of common stock					324,157	467,500	400,542	10,000					651,336	240,000
Stock Options
Subsequent Event [Line Items]
Proceeds on issuance of shares														$ 97,833
Tranche One
Subsequent Event [Line Items]
Loan		$ 2,500,000	$ 2,500,000
Tranche Two
Subsequent Event [Line Items]
Loan		$ 2,500,000	$ 2,500,000
Common Stock
Subsequent Event [Line Items]
Shares issued during period														15,601,830
Common Stock | RSUs
Subsequent Event [Line Items]
Shares issued during period				166,752									547,954
Issuance of common stock				166,752									547,954
Common Stock | Stock Options
Subsequent Event [Line Items]
Shares issued during period				150,000									83,333	391,332
Proceeds on issuance of shares				$ 70,500									$ 20,833
Canada Jetlines Operations Ltd. | RSUs
Subsequent Event [Line Items]
Shares received in exchange to services provided	2,000,000
Purchase Warrants
Subsequent Event [Line Items]
Shares issued during period														541,776
Proceeds on issuance of shares														$ 274,496
Purchase warrant excercised														541,776
Purchase Warrants | Common Stock
Subsequent Event [Line Items]
Shares issued during period				279,900									1,110,510
Proceeds on issuance of shares				$ 248,246									$ 534,632
Purchase warrant excercised													1,110,510
Subsequent Event | Purchase Warrants | Common Stock
Subsequent Event [Line Items]
Purchase warrant excercised				279,900